Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

Note 9 LEASES

The Group leases office under a non-cancelable operating lease agreement, which expire in 2025. As of September 30, 2024, the Group’s operating leases had a weighted average remaining lease term of 0.80 years and a weighted average discount rate of 7.50%. Future lease payments under operating leases as of September 30, 2024 are as follows:

As of September 30,
2024
$
2025	186,649

Total future lease payments	186,649
Impact of discounting remaining lease payments	(6,132)

Total lease liabilities	180,517
Lease liabilities, current	180,517
Lease liabilities, non-current	—

Operating lease expenses for the years ended September 30, 2022, 2023 and 2024 were $30,662, nil and nil, respectively, which did not include short-term lease cost. No short-term lease costs incurred for the years ended September 30, 2022, 2023 and 2024.

Cash paid for amounts included in the measurement of operating lease liabilities was $221,988 for the year ended September 30, 2024. Non-cash transaction amounts of lease liabilities arising from obtaining right-of-use assets was $400,293 for the year ended September 30, 2023.

Amortization of right-of-use for the year ended September 30, 2023 and 2024 were $197,801 and $63,932 respectively.